Personnel benefits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Salaries	$ 124,626,413	$ 116,592,289	$ 113,477,115
Other short term personnel benefits	66,174,342	43,038,362	32,806,821
Social security charges	40,872,783	36,578,358	33,654,333
Personnel compensations and rewards	7,669,538	8,881,142	4,525,387
Personnel services	5,137,521	4,709,035	3,562,198
Termination benefits	477,840	698,306	786,555
Fees to Bank Directors and Supervisory Committee	329,204	357,466	397,882
Other long term benefits	3,142,882	1,188,228	1,125,742
TOTAL	$ 248,430,523	$ 212,043,186	$ 190,336,033